Shareholder Report, Line Graph (Details) 74300008800_Franklin Total Return Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 11,391	$ 10,235	$ 10,084	$ 12,260	$ 11,965	$ 11,426	$ 10,354	$ 10,576	$ 10,394	$ 10,000	$ 12,124
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,370	$ 10,286	$ 10,249	$ 12,155	$ 12,214	$ 11,502	$ 10,315	$ 10,531	$ 10,437	$ 10,000	$ 12,071